Investments accounted for using the equity method - Carrying value of Joints venture (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Sofra
Joint ventures
Investments in joint ventures	₺ 13,202	₺ 11,959